Subsequent Events (Details) - USD ($)	Mar. 24, 2017	Sep. 30, 2017	May 24, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Warrants exercise price per share	$ 2.25		$ 2.45
Unsecured Financing Arrangement With Largest Investor [Member]
Subsequent Event [Line Items]
Expiration date	Jun. 30, 2020
Maximum borrowing capacity		$ 3,700,000
Amount of equity financing required by financing arrangement to be raised	$ 5,000,000
Unsecured Financing Arrangement With Largest Investor [Member] | Working Capital Purposes [Member]
Subsequent Event [Line Items]
Expiration date	Jun. 30, 2018
Maximum borrowing capacity	$ 2,000,000
Unsecured Financing Arrangement With Largest Investor [Member] | Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 3,000,000
Subsequent Event [Member] | Unsecured Financing Arrangement With Largest Investor [Member]
Subsequent Event [Line Items]
Expiration date	Jun. 30, 2020
Amount of equity financing required by financing arrangement to be raised	$ 5,000,000
Stated interest rate	6.00%
Drawdown fee	2.00%
Quarterly interest surcharge for drawdown outstanding over 180 days	2.00%
Quarterly interst surcharge, drawdown outstanding threshold	180 days
Commitment fee	$ 50,000
Warrant to purchase, shares of common stock	100,000
Warrants exercise price per share	$ 2.25
Period for raising capital upon drawdown	180 days
Period for filing registerd rights offering if capital is not raised within specified timeframe	45 days
Subsequent Event [Member] | Unsecured Financing Arrangement With Largest Investor [Member] | Working Capital Purposes [Member]
Subsequent Event [Line Items]
Expiration date	Jun. 30, 2018
Maximum borrowing capacity	$ 2,000,000
Subsequent Event [Member] | Unsecured Financing Arrangement With Largest Investor [Member] | Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 3,000,000
Stillwater Trust LLC [Member] | eMagin Corporation [Member]
Subsequent Event [Line Items]
Equity method, ownership percentage		46.00%		46.00%